Business Combination - Summary of the Special Shares and their respective vesting thresholds (Details) - DeepGreen shares in Millions	Dec. 31, 2021 $ / shares shares
Class A special shares
Business Acquisition [Line Items]
Share Trigger price | $ / shares	$ 15
Special shares | shares	5.0
Class B special shares
Business Acquisition [Line Items]
Share Trigger price | $ / shares	$ 25
Special shares | shares	10.0
Class C special shares
Business Acquisition [Line Items]
Share Trigger price | $ / shares	$ 35
Special shares | shares	10.0
Class D special shares
Business Acquisition [Line Items]
Share Trigger price | $ / shares	$ 50
Special shares | shares	20.0
Class E special shares
Business Acquisition [Line Items]
Share Trigger price | $ / shares	$ 75
Special shares | shares	20.0
Class F special shares
Business Acquisition [Line Items]
Share Trigger price | $ / shares	$ 100
Special shares | shares	20.0
Class G special shares
Business Acquisition [Line Items]
Share Trigger price | $ / shares	$ 150
Special shares | shares	25.0
Class H special shares
Business Acquisition [Line Items]
Share Trigger price | $ / shares	$ 200
Special shares | shares	25.0
Class I special shares
Business Acquisition [Line Items]
Share Trigger price | $ / shares	$ 50
Special shares | shares	0.5
Class J special shares
Business Acquisition [Line Items]
Share Trigger price | $ / shares	$ 12
Special shares | shares	0.7